Available-for-sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Available-for-sale Securities [Abstract]
Available-for-sale securities, cost		$ 1,614	$ 1,614
Available-for-sale securities, market value		1,603	1,676
Unrealized gain (loss) on available-for-sale securities	(3)	(73)	33
Proceeds from disposal of available-for-sale securities	$ 1,600